Alger AI Enablers & Adopters Expense Example, No Redemption - Class A C Shares [Member] - Alger AI Enablers & Adopters - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 164
Expense Example, No Redemption, 3 Years	765
Expense Example, No Redemption, 5 Years	1,519
Expense Example, No Redemption, 10 Years	$ 3,510